Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
C000054091
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Shares
Without Sales Load [Member] | C000054090
Average Annual Return [Line Items]
Average Annual Return, Percent	5.84%	8.00%	3.23%
Without Sales Load [Member] | C000054091
Average Annual Return [Line Items]
Average Annual Return, Percent	5.91%	8.05%	3.30%
NACC2 Index: Dow Jones U.S. Total Stock Market Float Adjusted Index
Average Annual Return [Line Items]
Average Annual Return, Percent	23.88%	13.78%	12.48%
NACC2 Index: Dow Jones U.S. Total Stock Market Float Adjusted Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Dow Jones U.S. Total Stock Market Float Adjusted Index
Average Annual Return, Percent	23.88%	13.78%	12.48%
NACC2 Index: Spliced Market Neutral Index in USD
Average Annual Return [Line Items]
Average Annual Return, Percent	5.45%	2.54%	1.79%
NACC2 Index: Spliced Market Neutral Index in USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Spliced Market Neutral Index in USD
Average Annual Return, Percent	5.45%	2.54%	1.79%